Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
Beginning with fiscal 2025, our CHC Committee scheduled annual long-term incentive grants for the first trading day in June, after the public release of prior-year results and current-year outlook. The CHC Committee selected this timing to align with market practice and to avoid grant timing around the disclosure of material non-public information. Additionally, we typically grant equity awards to new hires or employees receiving promotions upon the first regularly scheduled quarterly grant date following the commencement of such employment or promotion. The predetermined quarterly grant dates are the first trading day in March, June, September and December.

Award Timing Method	we typically grant equity awards to new hires or employees receiving promotions upon the first regularly scheduled quarterly grant date following the commencement of such employment or promotion. The predetermined quarterly grant dates are the first trading day in March, June, September and December
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The CHC Committee selected this timing to align with market practice and to avoid grant timing around the disclosure of material non-public information.